NOTES PAYABLE (Details 1) $ in Thousands	Dec. 31, 2022 USD ($)
Total Future Principal Repaymets	$ 35,145
2023
Total Future Principal Repaymets	29,662
2024
Total Future Principal Repaymets	2,505
2025
Total Future Principal Repaymets	5
2026
Total Future Principal Repaymets	5
2027
Total Future Principal Repaymets	159
Thereafter
Total Future Principal Repaymets	$ 2,809